Schedule of Short-term Debt (Details)	6 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CAD
Promissory Notes Payable Schedule Of Short-term Debt 1			10.00%	10.00%
Promissory Notes Payable Schedule Of Short-term Debt 2			$ 75,000
Promissory Notes Payable Schedule Of Short-term Debt 3			0
Promissory Notes Payable Schedule Of Short-term Debt 4			309,062
Promissory Notes Payable Schedule Of Short-term Debt 5			41,667
Promissory Notes Payable Schedule Of Short-term Debt 6			63,229
Promissory Notes Payable Schedule Of Short-term Debt 7			15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 8			37,500
Promissory Notes Payable Schedule Of Short-term Debt 9			$ 0.10
Promissory Notes Payable Schedule Of Short-term Debt 10			309,062
Promissory Notes Payable Schedule Of Short-term Debt 11			0
Promissory Notes Payable Schedule Of Short-term Debt 12				16,250
Promissory Notes Payable Schedule Of Short-term Debt 13				3,125
Promissory Notes Payable Schedule Of Short-term Debt 14				3,750
Promissory Notes Payable Schedule Of Short-term Debt 15			15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 16			14,668
Promissory Notes Payable Schedule Of Short-term Debt 17			0
Promissory Notes Payable Schedule Of Short-term Debt 18				47,917
Promissory Notes Payable Schedule Of Short-term Debt 19				9,583
Promissory Notes Payable Schedule Of Short-term Debt 20			43,250
Promissory Notes Payable Schedule Of Short-term Debt 21			0
Promissory Notes Payable Schedule Of Short-term Debt 22			(44,558)
Promissory Notes Payable Schedule Of Short-term Debt 23			0
Promissory Notes Payable Schedule Of Short-term Debt 24			397,422
Promissory Notes Payable Schedule Of Short-term Debt 25			0
Promissory Notes Payable Schedule Of Short-term Debt 26			(397,422)
Promissory Notes Payable Schedule Of Short-term Debt 27			0
Promissory Notes Payable Schedule Of Short-term Debt 28			0
Promissory Notes Payable Schedule Of Short-term Debt 29			0
Promissory Notes Payable Schedule Of Short-term Debt 1	10.00%	10.00%
Promissory Notes Payable Schedule Of Short-term Debt 2	0
Promissory Notes Payable Schedule Of Short-term Debt 3	75,000
Promissory Notes Payable Schedule Of Short-term Debt 4	309,062
Promissory Notes Payable Schedule Of Short-term Debt 5	41,667
Promissory Notes Payable Schedule Of Short-term Debt 6	63,229
Promissory Notes Payable Schedule Of Short-term Debt 7	15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 8	37,500
Promissory Notes Payable Schedule Of Short-term Debt 9	$ 0.10
Promissory Notes Payable Schedule Of Short-term Debt 10	0
Promissory Notes Payable Schedule Of Short-term Debt 11	309,062
Promissory Notes Payable Schedule Of Short-term Debt 12		6,875
Promissory Notes Payable Schedule Of Short-term Debt 13		3,125
Promissory Notes Payable Schedule Of Short-term Debt 14		3,750
Promissory Notes Payable Schedule Of Short-term Debt 15	15.00%	15.00%
Promissory Notes Payable Schedule Of Short-term Debt 16	3,450
Promissory Notes Payable Schedule Of Short-term Debt 17	14,668
Promissory Notes Payable Schedule Of Short-term Debt 18		38,334
Promissory Notes Payable Schedule Of Short-term Debt 19		9,583
Promissory Notes Payable Schedule Of Short-term Debt 20	0
Promissory Notes Payable Schedule Of Short-term Debt 21	43,250
Promissory Notes Payable Schedule Of Short-term Debt 22	0
Promissory Notes Payable Schedule Of Short-term Debt 23	(44,558)
Promissory Notes Payable Schedule Of Short-term Debt 24	3,450
Promissory Notes Payable Schedule Of Short-term Debt 25	397,422
Promissory Notes Payable Schedule Of Short-term Debt 26	(3,450)
Promissory Notes Payable Schedule Of Short-term Debt 27	(397,422)
Promissory Notes Payable Schedule Of Short-term Debt 28	0
Promissory Notes Payable Schedule Of Short-term Debt 29	$ 0